Interest Expense (Tables)	12 Months Ended
Mar. 31, 2024
Interest Expense [Abstract]
Schedule of Interest Expense
	Year ended March 31, 2022	Year ended March 31, 2023	Year ended March 31, 2024
	RMB	RMB	RMB

Amortization charges on promissory notes	17,144	9,706	5,058
Interest expense on borrowings	3,740	3,644	2,268
Total	20,884	13,350	7,326